Document and Entity Information	6 Months Ended
Jun. 26, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	COCA-COLA EUROPEAN PARTNERS plc
Entity Central Index Key	0001650107
Document Type	6-K
Document Period End Date	Jun. 26, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2